UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Global Income Trust
The fund's portfolio
1/31/19 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (38.4%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		$780,000	$643,500
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		285,000	218,738
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	690,000	576,817
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	200,000	170,068
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,140,000	829,196
Australia (Government of) sr. unsec. notes Ser. 146, 1.75%, 11/21/20 (Australia)	AUD	580,000	420,902
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	190,000	232,321
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	480,000	559,774
Austria (Republic of) sr. unsec. unsub. notes 3.65%, 4/20/22 (Austria)	EUR	200,000	258,588
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	620,000	746,199
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)	EUR	360,000	481,384
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	410,000	721,339
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		$480,000	484,200
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		150,000	136,757
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	471,000	454,586
Canada (Government of) unsec. notes 1.50%, 3/1/20 (Canada)	CAD	400,000	303,540
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$590,000	579,384
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	570,000	154,238
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,760,000	303,677
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,544,472
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	282,928
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	30,000	48,152
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,360,000	1,713,582
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,971,662
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,490,000	1,751,671
Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)	EUR	474,000	572,016
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	285,000	328,879
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)	EUR	36,000	37,901
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)	EUR	36,000	38,725
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)	EUR	95,000	103,249
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)	EUR	597,541	655,219
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)	EUR	656,903	733,552
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)	EUR	44,000	49,347
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	338,000	383,493
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)	EUR	62,312	70,777
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	118,000	136,070
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	630,884	731,446
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		$1,235,000	1,219,563
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	70,000	86,916
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	320,000	480,366
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	2,038,000	3,086,475
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	820,000	1,144,895
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,258,368
Italy (Republic of) sr. unsec. notes 0.05%, 10/15/19 (Italy)	EUR	1,600,000	1,831,176
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	3,050,000	3,997,798
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		$335,000	298,569
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	282,375
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	370,000,000	4,085,846
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	407,000,000	5,093,955
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	265,000,000	3,043,832
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	2,476,647
Japan (Government of) sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)	JPY	860,000,000	8,137,649
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)	JPY	650,000,000	6,235,226
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	172,000,000	1,607,065
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	215,000,000	2,841,217
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%, 11/16/27 (Malaysia)	MYR	2,710,000	651,392
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,281,000	1,345,723
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	210,000	395,546
Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)	EUR	490,000	613,518
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	530,000	628,113
New Zealand (Government of) sr. unsec. bonds Ser. 423, 5.50%, 4/15/23 (New Zealand)	NZD	360,000	286,304
Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)	NOK	1,760,000	225,270
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	610,000	612,263
Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)	CAD	1,690,000	1,343,735
Ontario (Province of) unsec. notes 3.15%, 6/2/22 (Canada)	CAD	870,000	683,373
Poland (Government of) unsec. notes Ser. 0123, 2.50%, 1/25/23 (Poland)	PLN	1,980,000	543,989
Portugal (Republic of) sr. unsec. unsub. notes 2.875%, 7/21/26 (Portugal)	EUR	470,000	604,938
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		$200,000	204,900
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)		200,000	194,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		310,000	301,983
South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)	ZAR	11,140,000	840,440
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	626,974
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	231,933
Spain (Kingdom of) sr. unsec. notes 0.75%, 7/30/21 (Spain)	EUR	300,000	351,200
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	440,000	631,807
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	20,000	25,606
Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		$200,000	197,915
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	420,000	66,748
Sweden (Government of) unsec. bonds Ser. 1054, 3.50%, 6/1/22 (Sweden)	SEK	7,010,000	871,823
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	420,000	591,940
Switzerland (Government of) unsec. bonds 2.00%, 5/25/22 (Switzerland)	CHF	530,000	581,364
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	150,000	192,845
Turkey (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		$245,000	226,625
United Kingdom Treasury unsec. bonds 4.00%, 1/22/60 (United Kingdom)	GBP	1,320,000	2,958,776
United Kingdom Treasury unsec. notes 2.75%, 9/7/24 (United Kingdom)	GBP	886,000	1,276,890
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	423,542
United Mexican States sr. unsec. notes Ser. M 20, 10.00%, 12/5/24 (Mexico)	MXN	12,310,000	696,180
Uruguay (Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		$225,000	230,344
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		3,000	945

Total foreign government and agency bonds and notes (cost $87,550,401)			$86,295,731

CORPORATE BONDS AND NOTES (29.2%)(a)
		Principal amount	Value
Basic materials (1.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		$153,000	$156,256
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		775,000	765,628
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		187,000	180,828
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		408,000	414,079
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		150,000	144,000
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		305,000	314,802
International Paper Co. sr. unsec. notes 8.70%, 6/15/38		6,000	8,082
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		456,000	435,447
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		69,000	57,934
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		535,000	501,088
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		229,000	292,698
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		58,000	72,813
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		156,000	192,412

			3,536,067
Capital goods (0.7%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		436,000	398,233
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		268,000	264,170
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28		130,000	133,293
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		270,000	261,261
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		520,000	519,485

			1,576,442
Communication services (2.3%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		235,000	224,194
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)		258,000	245,987
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		455,000	451,521
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		484,000	520,933
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		178,000	169,372
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		118,000	121,309
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22		56,000	68,646
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		138,000	127,844
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		60,000	73,330
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		490,000	465,918
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		290,000	282,881
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		476,000	457,666
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)		336,000	318,407
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		2,000	1,954
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		150,000	148,182
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		630,000	588,999
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		390,000	390,975
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		555,000	552,674

			5,210,792
Consumer cyclicals (2.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		575,000	545,626
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47		460,000	468,439
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		313,000	283,823
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24		275,000	280,515
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		242,000	222,950
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24		125,000	122,475
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		655,000	647,500
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		700,000	699,125
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		164,000	156,210
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		824,000	832,593
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		653,000	603,760
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		146,000	141,800
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		238,000	237,631
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		630,000	608,738
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		268,000	250,580
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		76,000	74,134
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		128,000	118,264

			6,294,163
Consumer staples (1.6%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		635,000	603,250
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		42,008	44,955
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32		268,465	313,638
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		12,000	11,293
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		68,000	84,037
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		378,000	407,939
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28		695,000	710,412
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		100,000	101,568
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46		655,000	564,297
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		481,000	476,912
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		185,000	177,962

			3,496,263
Energy (3.6%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		754,000	772,264
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		315,000	318,150
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		680,000	659,746
Energy Transfer Operating LP company guaranty sr. unsec. bonds 6.25%, 4/15/49		67,000	71,338
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		442,000	393,526
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		355,000	370,846
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		480,000	434,733
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		36,000	39,962
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		174,000	188,764
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		534,000	560,700
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		395,000	414,750
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		105,000	104,738
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		307,000	307,384
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		6,000	1,365
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		155,000	34,100
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 3/13/27 (Mexico)		818,000	787,346
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		625,000	628,107
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		20,000	19,628
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		640,000	661,550
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		4,000	3,816
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		290,000	272,419
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		476,000	437,920
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		662,000	675,007
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22		4,000	4,003

			8,162,162
Financials (7.6%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		705,000	691,625
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		100,000	91,752
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		425,000	445,298
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		414,000	484,194
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		436,000	399,129
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		400,000	390,059
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	205,268
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		460,000	495,241
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		205,000	195,314
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		324,000	325,911
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		215,000	219,508
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		740,000	734,319
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		207,000	219,205
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		120,000	120,113
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		156,000	163,090
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		184,000	189,652
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		262,000	269,860
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		100,000	97,484
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		760,000	771,111
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		220,000	222,750
Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)		400,000	374,068
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	196,750
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		850,000	811,476
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		690,000	696,041
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		825,000	810,907
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		66,000	61,958
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,135,000	1,139,920
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		262,000	258,518
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		9,000	10,972
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		281,000	253,885
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		118,000	112,557
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		631,000	667,689
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		303,000	342,011
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 2.91%), 5.693%, 3/15/37		172,000	163,400
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39		508,000	764,804
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	274,518
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		30,000	35,761
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		100,000	98,227
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		32,000	32,760
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		182,000	177,905
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		68,000	84,542
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		127,000	133,187
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		585,000	579,771
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		270,000	272,255
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		136,000	176,965
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		209,000	201,410
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		579,000	581,854
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	300,940
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		465,000	471,145
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	349,239

			17,166,318
Health care (2.3%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		253,000	249,671
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47		492,000	492,394
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27		422,000	411,568
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48		269,000	276,141
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		806,000	806,782
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28		779,000	806,366
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		88,000	92,345
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		310,000	322,958
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		75,000	78,038
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		144,000	140,400
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		80,000	81,729
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		140,000	136,500
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		352,000	329,107
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		385,000	399,282
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		485,000	483,712

			5,106,993
Supra-Nation (1.9%)
European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)	GBP	1,900,000	3,611,364
European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	626,667

			4,238,031
Technology (2.4%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		$3,000	3,072
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		627,000	576,115
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		594,000	621,302
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		117,000	137,831
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		34,000	31,626
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		331,000	331,348
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		675,000	674,619
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		253,000	314,622
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23		615,000	603,634
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		268,000	266,145
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		930,000	950,948
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		275,000	259,924
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		605,000	562,650

			5,333,836
Transportation (0.2%)
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		20,697	21,365
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		287,000	267,298
Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22		114,772	120,286
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22		22,069	22,906
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		136,841	134,651

			566,506
Utilities and power (2.2%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		270,000	275,400
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		305,000	315,503
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		195,000	197,126
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		84,000	105,767
Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		210,000	200,178
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		164,000	168,296
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24		653,000	693,813
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		110,000	103,706
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		830,000	906,289
Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)		155,000	182,509
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		175,000	171,849
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		250,000	256,235
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		2,000	1,969
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		320,000	274,400
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		530,000	535,614
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.729%, 5/15/67		664,000	581,193

			4,969,847

Total corporate bonds and notes (cost $65,924,108)			$65,657,420

MORTGAGE-BACKED SECURITIES (23.8%)(a)
		Principal amount	Value
Agency collateralized mortgage obligations (8.0%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.21%, 10/25/27 (Bermuda)		$471,304	$470,125
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.86%, 8/25/28 (Bermuda)		545,000	542,275
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.21%, 11/25/28		750,000	746,719
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.697%, 4/15/37		10,706	15,513
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.597%, 11/15/35		36,065	50,993
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 13.995%, 12/15/36		20,363	26,197
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.333%, 3/15/35		43,259	54,481
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.533%, 6/15/34		25,778	29,193
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.26%, 10/25/24		380,620	420,353
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 5.11%, 12/25/27		171,543	173,719
Ser. 3707, Class PI, IO, 4.50%, 7/15/25		83,918	3,767
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.46%, 5/25/25		170,297	173,236
IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.191%, 7/15/40		1,390,347	153,381
Ser. 4355, Class DI, IO, 4.00%, 3/15/44		1,482,131	205,905
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		983,284	131,893
Ser. 4369, Class IA, IO, 3.50%, 7/15/44		1,507,481	290,152
Ser. 4141, Class PI, IO, 3.00%, 12/15/42		1,962,807	208,509
Ser. 4165, Class TI, IO, 3.00%, 12/15/42		4,800,199	426,224
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		1,667,582	142,880
Ser. 3300, PO, zero %, 2/15/37		2,652	2,235
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		1,602	1,164
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.363%, 3/25/36		27,565	40,500
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 14.997%, 6/25/37		30,064	41,824
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.72%, 8/25/35		20,561	25,671
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.51%, 9/25/28		340,000	389,861
Ser. 15-28, IO, 5.50%, 5/25/45		1,997,853	431,336
Ser. 17-113, IO, 5.00%, 1/25/38		1,227,214	190,197
IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR) + 7.20%), 4.69%, 10/25/42		1,613,389	318,296
IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 3.94%, 5/25/40		302,487	46,985
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.86%, 1/25/29		49,066	49,116
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42		1,136,765	137,571
IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 3.49%, 9/25/42		1,620,171	233,567
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43		1,105,089	113,404
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		2,373,827	156,836
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42		2,315,902	168,644
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		2,591,112	126,861
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40		2,049,199	172,647
Ser. 07-64, Class LO, PO, zero %, 7/25/37		2,536	2,274
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40		1,250,960	278,338
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48		823,511	167,741
Ser. 14-76, IO, 5.00%, 5/20/44		644,349	139,064
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44		1,296,471	260,960
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		215,520	46,706
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		441,068	96,597
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		139,291	31,487
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		1,641,319	337,496
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45		650,597	79,848
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43		1,261,003	263,234
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42		2,005,521	402,761
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		1,046,893	213,147
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		751,458	153,515
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46		1,447,197	267,674
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45		2,869,887	437,084
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45		1,322,191	210,929
Ser. 15-40, IO, 4.00%, 3/20/45		11,279	2,207
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44		1,589,867	260,382
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42		453,301	75,422
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 3.94%, 12/16/40		987,533	166,646
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.647%, 3/20/43		1,920,751	190,154
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45		2,629,833	360,482
Ser. 13-5, Class BI, IO, 3.50%, 1/20/43		15,352	2,744
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		745,995	120,202
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42		1,271,043	225,676
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41		1,124,106	103,109
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40		687,963	24,939
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		1,365,060	90,910
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38		13,556	1,239
Ser. 17-H02, Class BI, IO, 3.001%, 1/20/67(WAC)		3,586,926	439,398
Ser. 17-H04, Class BI, IO, 2.525%, 2/20/67(WAC)		3,322,280	452,661
Ser. 16-H23, Class NI, IO, 2.424%, 10/20/66(WAC)		4,480,987	500,078
Ser. 16-H20, Class NI, IO, 2.237%, 9/20/66(WAC)		2,103,158	212,945
Ser. 16-H16, Class EI, IO, 2.21%, 6/20/66(WAC)		3,606,640	403,583
Ser. 17-H11, Class NI, IO, 2.123%, 5/20/67(WAC)		3,785,135	388,620
Ser. 15-H26, Class DI, IO, 2.082%, 10/20/65(WAC)		2,515,240	233,890
Ser. 17-H19, Class MI, IO, 2.04%, 4/20/67(WAC)		2,272,340	259,501
Ser. 16-H01, Class AI, IO, 1.883%, 1/20/66(WAC)		2,226,600	183,694
Ser. 14-H21, Class AI, IO, 1.817%, 10/20/64(WAC)		2,858,388	227,273
Ser. 15-H26, Class EI, IO, 1.718%, 10/20/65(WAC)		2,884,351	253,823
Ser. 15-H25, Class AI, IO, 1.596%, 9/20/65(WAC)		2,878,116	224,493
Ser. 16-H13, Class EI, IO, 1.594%, 4/20/66		2,706,626	280,812
Ser. 15-H09, Class AI, IO, 1.586%, 4/20/65(WAC)		5,504,997	462,106
Ser. 14-H12, Class BI, IO, 1.546%, 5/20/64(WAC)		3,752,830	277,968
Ser. 16-H25, Class GI, IO, 1.485%, 11/20/66(WAC)		3,956,343	192,318
Ser. 15-H03, Class DI, IO, 1.471%, 1/20/65(WAC)		4,611,215	400,715
Ser. 16-H07, Class HI, IO, 1.418%, 2/20/66(WAC)		3,694,966	325,656
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.11%, 10/25/28 (Bermuda)		294,000	293,219

			17,937,950
Commercial mortgage-backed securities (10.1%)
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.327%, 7/10/42(WAC)		5,252	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)		1,018,358	10
Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23	CAD	1,075,974	—
Ser. 07-CD1A, IO, zero %, 3/25/21	CAD	200,985	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		$557,960	396,068
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)		403,000	50,887
FRB Ser. 06-PW14, Class X1, IO, 0.337%, 12/11/38(WAC)		147,452	1,513
CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)		288,650	11
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.756%, 12/15/47(WAC)		1,053,000	1,035,722
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47		682,000	707,971
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.507%, 10/15/49(WAC)		3,395,967	34
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)		478,000	479,526
FRB Ser. 14-CR18, Class C, 4.731%, 7/15/47(WAC)		393,000	397,112
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)		243,000	238,624
Ser. 12-CR2, Class AM, 3.791%, 8/15/45		356,000	355,168
FRB Ser. 14-UBS6, Class XA, IO, 0.953%, 12/10/47(WAC)		9,697,625	379,294
FRB Ser. 15-LC21, Class XA, IO, 0.773%, 7/10/48(WAC)		12,598,335	423,225
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.063%, 1/15/49(WAC)		912,504	9
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.01%, 5/15/38(WAC)		38,853	343
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.79%, 9/15/39(WAC)		64,824	1
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.296%, 4/15/50(WAC)		784,000	766,735
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.362%, 12/15/49(WAC)		822,000	799,319
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)		1,626,000	1,673,473
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.191%, 12/10/49(WAC)		5,907,272	4,640
GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.517%, 2/10/46(WAC)		7,970,621	452,572
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)		636,000	648,034
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		148,000	145,522
FRB Ser. 13-GC10, Class E, 4.397%, 2/10/46(WAC)		650,000	520,728
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.558%, 9/15/47(WAC)		310,000	303,360
FRB Ser. 15-C33, Class XA, IO, 0.994%, 12/15/48(WAC)		3,819,580	199,917
FRB Ser. 14-C22, Class XA, IO, 0.875%, 9/15/47(WAC)		10,532,432	400,868
FRB Ser. 13-C12, Class XA, IO, 0.515%, 7/15/45(WAC)		22,512,260	398,422
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45		239,000	243,891
Ser. 13-C10, Class AS, 3.372%, 12/15/47		163,000	161,535
Ser. 13-LC11, Class AS, 3.216%, 4/15/46		286,000	283,461
FRB Ser. 13-LC11, Class XA, IO, 1.27%, 4/15/46(WAC)		4,227,582	190,241
FRB Ser. 13-C16, Class XA, IO, 0.946%, 12/15/46(WAC)		9,224,429	344,771
FRB Ser. 06-CB17, Class X, IO, 0.637%, 12/12/43(WAC)		663,353	8,808
FRB Ser. 07-LDPX, Class X, IO, 0.287%, 1/15/49(WAC)		2,317,901	23
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)		2,459,794	2,999
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45(WAC)		1,313,000	1,179,895
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45(WAC)		1,260,000	1,225,405
FRB Ser. 12-LC9, Class D, 4.383%, 12/15/47(WAC)		251,000	250,136
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)		427,737	4
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.198%, 2/15/40(WAC)		25,046	5
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.685%, 9/15/39(WAC)		1,268,976	16,695
FRB Ser. 07-C2, Class XCL, IO, 0.198%, 2/15/40(WAC)		160,525	33
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.128%, 4/20/48(WAC)		603,000	545,221
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.194%, 12/15/49(WAC)		28,998	23
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)		495,000	493,778
FRB Ser. 14-C17, Class C, 4.457%, 8/15/47(WAC)		591,000	582,061
Ser. 12-C5, Class AS, 3.792%, 8/15/45		850,000	862,557
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.61%, 11/15/45(WAC)		278,000	280,650
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		176,388	48,447
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.154%, 7/15/49(WAC)		185,000	188,167
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.069%, 12/15/50(WAC)		3,882,498	267,312
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.639%, 12/10/45(WAC)		2,602,019	125,825
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.235%, 10/15/44(WAC)		193,985	192,369
FRB Ser. 07-C34, IO, 0.119%, 5/15/46(WAC)		295,407	103
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.286%, 7/15/46(WAC)		363,000	349,372
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49		418,000	394,416
FRB Ser. 16-LC25, Class XA, IO, 1.015%, 12/15/59(WAC)		3,059,336	161,505
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)		799,000	824,097
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		525,000	542,749
Ser. 13-C11, Class AS, 3.311%, 3/15/45		206,000	206,676
FRB Ser. 13-C14, Class XA, IO, 0.739%, 6/15/46(WAC)		13,051,316	339,334
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)		453,000	454,193
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)		447,000	449,569
Ser. 11-C4, Class E, 5.231%, 6/15/44(WAC)		274,000	262,498
FRB Ser. 12-C10, Class D, 4.441%, 12/15/45(WAC)		298,000	262,706
FRB Ser. 12-C10, Class XA, IO, 1.564%, 12/15/45(WAC)		3,855,768	185,910

			22,706,548
Residential mortgage-backed securities (non-agency) (5.7%)
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.81%, 9/25/45		243,069	232,678
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.75%, 6/25/36		180,000	164,700
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.704%, 5/25/35(WAC)		411,441	420,443
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.212%, 8/25/46		250,471	220,967
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.192%, 6/25/46		565,106	525,825
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.86%, 8/1/36		424,285	274,924
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.70%, 8/25/46		513,217	438,056
Federal Home Loan Mortgage Corporation FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.51%, 12/25/28		827,000	945,614
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.41%, 10/25/28		161,997	182,732
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.21%, 4/25/28		244,365	279,604
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.06%, 4/25/28		1,224,321	1,376,329
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.81%, 10/25/28		566,000	658,365
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.51%, 7/25/25		115,059	127,094
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.81%, 2/25/25		308,150	336,144
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.51%, 5/25/25		236,392	257,007
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 4.438%, 11/21/34(WAC)		323,746	329,412
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.293%, 2/25/35(WAC)		180,024	185,264
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.332%, 8/26/47(WAC)		170,000	166,066
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 3.41%, 1/25/48		196,068	195,333
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 3.03%, 3/25/34		215,422	212,748
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.41%, 11/25/34		1,120,805	1,117,489
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.36%, 5/25/47		416,605	347,122
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.69%, 1/25/37		259,167	233,360
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.121%, 9/25/35(WAC)		241,188	241,477
FRB Ser. 05-AR12, Class 1A8, 4.033%, 10/25/35(WAC)		680,282	664,000
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.47%, 7/25/45		529,326	512,811
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%), 3.29%, 1/25/45		286,868	281,130
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 3.00%, 10/25/45		972,846	925,149
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.88%, 1/25/45		459,457	449,579
FRB Ser. 05-AR19, Class A1B3, (1 Month US LIBOR + 0.35%), 2.86%, 12/25/45		199,060	191,768
Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR2, Class 1A1, 4.741%, 3/25/36(WAC)		201,727	199,710
FRB Ser. 06-AR5, Class 1A1, 4.242%, 4/25/36(WAC)		217,444	219,619

			12,912,519

Total mortgage-backed securities (cost $54,680,006)			$53,557,017

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.5%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/49	$3,000,000	$3,114,609
4.00%, TBA, 2/1/49	2,000,000	2,057,812
3.50%, TBA, 2/1/49	1,000,000	1,012,578
3.50%, with due dates from 11/20/47 to 1/20/48	1,937,762	1,964,385
3.00%, TBA, 2/1/49	2,000,000	1,984,844

		10,134,228
U.S. Government Agency Mortgage Obligations (4.0%)
Federal National Mortgage Association Pass-Through Certificates
4.00%, TBA, 2/1/49	5,000,000	5,119,531
3.00%, TBA, 2/1/49	4,000,000	3,930,000

		9,049,531

Total U.S. government and agency mortgage obligations (cost $19,133,664)		$19,183,759

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.00%, 1/31/20(i)	$234,000	$232,769

Total U.S. treasury obligations (cost $232,769)		$232,769

ASSET-BACKED SECURITIES (2.1%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.31%, 11/25/50	$329,000	$329,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.36%, 11/25/51	1,201,000	1,201,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.379%, 4/24/19	1,271,000	1,271,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 9/24/19	831,000	831,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 7/24/19	1,000,000	1,000,000

Total asset-backed securities (cost $4,632,000)		$4,632,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$1,859,600	$182,278
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		1,859,600	151,055
Citibank, N.A.
2.68/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.68		4,145,400	24,997
(2.70)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.70		8,075,600	4,442
(2.84)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.84		4,145,400	2,570
2.50/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.50		8,075,600	81
Goldman Sachs International
0.025/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.025	EUR	15,443,200	50,908
2.897/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		$12,307,700	47,138
2.9215/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		12,307,700	30,400
-0.065/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/-0.065	EUR	15,443,200	27,045
(2.69)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.69		$8,075,600	13,809
2.49/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.49		8,075,600	888
(2.897)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897		12,307,700	369
(2.9215)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215		12,307,700	12
(1.523)/6 month EUR-EURIBOR-Reuters/Feb-49	Feb-19/1.523	EUR	1,687,600	2
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		$6,153,900	371,511
1.376/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-19/1.376	EUR	3,889,000	258,534
1.758/6 month EUR-EURIBOR-Reuters/Sep-49	Sep-19/1.758	EUR	1,551,000	221,323
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		$4,923,100	209,183
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162		6,153,900	120,924
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	103,313
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	100,986
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	80,397
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	78,501
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096		4,923,100	30,917
(1.516)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.516	GBP	4,375,700	29,901
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095		$12,307,700	7,262
(1.545)/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.545	GBP	3,375,100	2,523
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		$1,590,200	190,474
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	190,411
3.02/3 month USD-LIBOR-BBA/Aug-20	Aug-19/3.02		36,336,900	148,255
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975		12,307,700	7,139
(3.098)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/3.098		7,384,600	74
NatWest Markets PLC
(1.52)/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.52	GBP	3,375,100	22,488

Total purchased swap options outstanding (cost $2,824,477)				$2,710,110

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	$4,573,549	GBP	3,487,000	$61,039
Goldman Sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.16	10,000,000		$10,000,000	50,050
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	4,637,000		4,637,000	5,040
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-19/$97.74	19,000,000		19,000,000	103,170
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.11	3,000,000		3,000,000	102,873
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.27	3,000,000		3,000,000	98,184
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.42	3,000,000		3,000,000	93,498
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/100.11	17,000,000		17,000,000	78,302
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.41	2,000,000		2,000,000	42,648
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.56	2,000,000		2,000,000	39,524
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.72	2,000,000		2,000,000	36,400
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Feb-19/102.02	5,000,000		5,000,000	19,775

Total purchased options outstanding (cost $551,534)					$730,518

SHORT-TERM INVESTMENTS (5.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 2.65%(AFF)	Shares	6,138,056	$6,138,056
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(P)	Shares	110,000	110,000
U.S. Treasury Bills 2.547%, 6/13/19(SEG)(SEGSF)(SEGCCS)		$1,775,000	1,759,484
U.S. Treasury Bills 2.533%, 6/6/19(SEG)(SEGSF)(SEGCCS)		168,000	166,611
U.S. Treasury Bills 2.528%, 6/20/19(SEGCCS)		101,000	100,071
U.S. Treasury Bills 2.504%, 8/15/19(SEGCCS)		25,000	24,673
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)(SEGCCS)		1,407,000	1,400,632
U.S. Treasury Bills 2.473%, 4/18/19		11,000	10,945
U.S. Treasury Bills 2.456%, 5/16/19(SEG)(SEGSF)(SEGCCS)		583,000	578,987
U.S. Treasury Bills 2.406%, 3/7/19		103,000	102,771
U.S. Treasury Bills 2.406%, 3/14/19(SEG)(SEGSF)(SEGCCS)		904,000	901,586
U.S. Treasury Bills 2.398%, 2/21/19		103,000	102,866
U.S. Treasury Bills 2.397%, 3/21/19		117,000	116,633
U.S. Treasury Bills 2.343%, 2/7/19(SEG)		77,000	76,971
U.S. Treasury Bills 2.342%, 2/14/19(SEG)(SEGSF)		219,000	218,817

Total short-term investments (cost $11,808,171)			$11,809,103
TOTAL INVESTMENTS

Total investments (cost $247,337,130)			$244,808,427

	FORWARD CURRENCY CONTRACTS at 1/31/19 (aggregate face value $87,753,365) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Brazilian Real	Buy	4/2/19	$562,872	$542,895	$19,977
		Brazilian Real	Sell	4/2/19	566,805	542,856	(23,949)
		British Pound	Sell	3/20/19	2,801,507	2,732,817	(68,690)
		Canadian Dollar	Sell	4/17/19	1,616,341	1,560,321	(56,020)
		Czech Koruna	Buy	3/20/19	249,659	248,269	1,390
		Euro	Buy	3/20/19	109,495	102,040	7,455
		Japanese Yen	Buy	2/20/19	350,404	339,607	10,797
		Japanese Yen	Sell	2/20/19	350,404	354,863	4,459
		New Zealand Dollar	Buy	4/17/19	566,228	556,780	9,448
		Norwegian Krone	Buy	3/20/19	1,385,768	1,369,542	16,226
		Russian Ruble	Buy	3/20/19	234,305	227,833	6,472
		South Korean Won	Buy	2/20/19	578,897	579,558	(661)
		South Korean Won	Sell	2/20/19	578,897	565,806	(13,091)
	Barclays Bank PLC
		British Pound	Buy	3/20/19	1,949,132	1,910,327	38,805
		Canadian Dollar	Sell	4/17/19	563,584	557,521	(6,063)
		Euro	Buy	3/20/19	29,527	32,579	(3,052)
		Hong Kong Dollar	Sell	2/20/19	38,270	38,461	191
		Japanese Yen	Buy	2/20/19	1,237,545	1,204,332	33,213
		Japanese Yen	Sell	2/20/19	1,237,545	1,224,586	(12,959)
		Norwegian Krone	Buy	3/20/19	987,273	985,795	1,478
		Singapore Dollar	Buy	2/20/19	577,067	566,815	10,252
		Singapore Dollar	Sell	2/20/19	577,067	567,296	(9,771)
		Swedish Krona	Sell	3/20/19	192,924	195,598	2,674
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	573,232	552,636	20,596
		British Pound	Sell	3/20/19	560,933	562,713	1,780
		Canadian Dollar	Buy	4/17/19	1,907	834	1,073
		Danish Krone	Sell	3/20/19	100,182	101,151	969
		Euro	Sell	3/20/19	2,426,339	2,421,220	(5,119)
		Japanese Yen	Sell	2/20/19	686,205	671,951	(14,254)
		Norwegian Krone	Sell	3/20/19	287,718	277,696	(10,022)
		South Korean Won	Buy	2/20/19	571,991	565,435	6,556
		South Korean Won	Sell	2/20/19	571,991	570,270	(1,721)
		Swedish Krona	Buy	3/20/19	643	646	(3)
		Thai Baht	Buy	2/20/19	451,229	428,870	22,359
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	567,993	561,969	6,024
		Euro	Buy	3/20/19	431,428	435,997	(4,569)
		Japanese Yen	Buy	2/20/19	2,190,721	2,113,745	76,976
		Japanese Yen	Sell	2/20/19	2,190,721	2,152,651	(38,070)
		Swedish Krona	Buy	3/20/19	10,736	10,773	(37)
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	565,883	552,824	13,059
		Brazilian Real	Sell	4/2/19	67,591	44,624	(22,967)
		British Pound	Sell	3/20/19	260,287	254,005	(6,282)
		Euro	Buy	3/20/19	1,246,604	1,242,763	3,841
		Japanese Yen	Sell	2/20/19	4,576,464	4,452,874	(123,590)
		New Taiwan Dollar	Buy	2/20/19	571,055	574,330	(3,275)
		New Taiwan Dollar	Sell	2/20/19	571,055	569,380	(1,675)
		New Zealand Dollar	Buy	4/17/19	958,158	951,482	6,676
		Norwegian Krone	Buy	3/20/19	4,618,219	4,587,062	31,157
		South African Rand	Sell	4/17/19	800,442	737,119	(63,323)
		Swedish Krona	Sell	3/20/19	933,811	947,906	14,095
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	4,802	4,109	693
		British Pound	Buy	3/20/19	1,128,306	1,094,115	34,191
		Chinese Yuan (Offshore)	Buy	2/20/19	353,147	339,106	14,041
		Euro	Sell	3/20/19	2,129,567	2,126,693	(2,874)
		Japanese Yen	Buy	2/20/19	548,600	553,844	(5,244)
		Japanese Yen	Sell	2/20/19	548,600	549,476	876
		Mexican Peso	Sell	4/17/19	184,668	181,274	(3,394)
		New Zealand Dollar	Buy	4/17/19	562,559	555,558	7,001
		Norwegian Krone	Buy	3/20/19	1,459,535	1,461,491	(1,956)
		Swedish Krona	Buy	3/20/19	276,593	277,616	(1,023)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	1,600,945	1,555,486	45,459
		British Pound	Buy	3/20/19	1,147,894	1,116,960	30,934
		Canadian Dollar	Sell	4/17/19	14,334	14,163	(171)
		Euro	Buy	3/20/19	4,716,644	4,703,729	12,915
		Japanese Yen	Sell	2/20/19	4,373,627	4,270,644	(102,983)
		Norwegian Krone	Buy	3/20/19	2,630,580	2,625,573	5,007
		Russian Ruble	Buy	3/20/19	6,401	6,225	176
		Singapore Dollar	Buy	2/20/19	259,702	259,197	505
		South Korean Won	Buy	2/20/19	2,138,326	2,115,020	23,306
		Swedish Krona	Sell	3/20/19	1,693,651	1,724,816	31,165
		Swiss Franc	Sell	3/20/19	387,387	389,850	2,463
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	1,459,056	1,416,266	42,790
		British Pound	Buy	3/20/19	571,581	555,471	16,110
		Canadian Dollar	Sell	4/17/19	563,584	557,526	(6,058)
		Euro	Sell	3/20/19	1,034	5,308	4,274
		Japanese Yen	Buy	2/20/19	848,621	842,323	6,298
		Japanese Yen	Sell	2/20/19	848,621	836,410	(12,211)
		Norwegian Krone	Sell	3/20/19	284,689	262,137	(22,552)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	76,839	69,225	7,614
		British Pound	Buy	3/20/19	801,764	789,757	12,007
		Canadian Dollar	Sell	4/17/19	192,512	186,504	(6,008)
		Euro	Sell	3/20/19	4,457,327	4,448,871	(8,456)
		Hungarian Forint	Buy	3/20/19	237,406	231,946	5,460
		Israeli Shekel	Buy	4/17/19	150,502	146,636	3,866
		Japanese Yen	Sell	2/20/19	867,624	863,547	(4,077)
		New Zealand Dollar	Buy	4/17/19	567,266	552,338	14,928
		New Zealand Dollar	Sell	4/17/19	572,527	551,916	(20,611)
		Norwegian Krone	Buy	3/20/19	1,688,823	1,692,734	(3,911)
		Polish Zloty	Sell	3/20/19	188,756	187,204	(1,552)
		Swedish Krona	Buy	3/20/19	221,605	222,555	(950)
	UBS AG
		British Pound	Sell	3/20/19	13,672	13,302	(370)
		Canadian Dollar	Sell	4/17/19	563,584	557,521	(6,063)
		Euro	Sell	3/20/19	47,681	50,889	3,208
		Japanese Yen	Sell	2/20/19	560,889	562,357	1,468
		Norwegian Krone	Buy	3/20/19	1,159,058	1,156,869	2,189
		Swedish Krona	Sell	3/20/19	253,480	256,899	3,419
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	560,425	555,686	4,739
		Canadian Dollar	Sell	4/17/19	2,821	2,792	(29)
		Euro	Sell	3/20/19	343,075	342,755	(320)
		New Zealand Dollar	Buy	4/17/19	571,627	561,253	10,374

	Unrealized appreciation						715,474

	Unrealized (depreciation)						(699,976)

	Total						$15,498
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	5	$523,764	$523,764	Mar-19	$19,279
Euro-Bobl 5 yr (Long)	7	1,065,062	1,065,061	Mar-19	4,870
Euro-Bund 10 yr (Long)	17	3,223,640	3,223,639	Mar-19	51,202
Euro-Buxl 30 yr (Long)	5	1,063,677	1,063,676	Mar-19	40,736
Euro-OAT 10 yr (Short)	3	525,097	525,096	Mar-19	(6,429)
Euro-Schatz 2 yr (Short)	54	6,914,815	6,914,812	Mar-19	2,649
Japanese Government Bond 10 yr (Long)	2	2,803,580	2,803,580	Mar-19	10,091
Japanese Government Bond 10 yr (Short)	10	14,017,902	14,017,902	Mar-19	(86,497)
U.K. Gilt 10 yr (Short)	4	648,088	648,087	Mar-19	(60)
U.S. Treasury Bond 30 yr (Long)	17	2,493,688	2,493,688	Mar-19	123,880
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,578,000	2,578,000	Mar-19	149,343
U.S. Treasury Note 2 yr (Long)	82	17,410,906	17,410,906	Mar-19	100,180
U.S. Treasury Note 5 yr (Long)	38	4,364,656	4,364,656	Mar-19	72,955
U.S. Treasury Note 10 yr (Long)	49	6,000,969	6,000,969	Mar-19	153,793
U.S. Treasury Note Ultra 10 yr (Long)	37	4,835,438	4,835,438	Mar-19	145,918

Unrealized appreciation					874,896

Unrealized (depreciation)					(92,986)

Total					$781,910

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/19 (premiums $1,936,947) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
(2.60)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60		$4,037,800	$1,373
2.76/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76		2,072,700	3,607
(2.76)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.76		2,072,700	22,240
2.60/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.60		4,037,800	22,289
Goldman Sachs International
0.389/6 month EUR-EURIBOR-Reuters/Feb-24	Feb-19/0.389	EUR	8,437,800	97
2.909/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		$12,307,700	246
(2.59)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59		4,037,800	3,715
2.59/3 month USD-LIBOR-BBA/Feb-29	Feb-19/2.59		4,037,800	28,143
(2.909)/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909		12,307,700	77,169
(0.115)/6 month EUR-EURIBOR-Reuters/Aug-21	Aug-19/0.115	EUR	15,443,200	78,659
JPMorgan Chase Bank N.A.
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14		$2,980,000	209
1.71/3 month GBP-LIBOR-BBA/Feb-29	Feb-19/1.71	GBP	6,750,200	266
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415		$24,615,500	3,692
1.361/3 month GBP-LIBOR-BBA/Apr-24	Apr-19/1.361	GBP	4,253,200	13,835
1.628/3 month GBP-LIBOR-BBA/Apr-49	Apr-19/1.628	GBP	840,100	14,655
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		$6,153,900	29,354
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975		6,153,900	116,924
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	222,771
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		6,153,900	386,526
(1.733)/6 month EUR-EURIBOR-Reuters/Sep-39	Sep-19/1.733	EUR	4,250,000	439,999
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975		$24,615,500	3,938
(2.58)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.58		36,336,900	43,604
(2.80)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/2.80		36,336,900	85,755
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		1,590,200	159,624
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-25/3.00		1,590,200	159,783
NatWest Markets PLC
1.668/3 month GBP-LIBOR-BBA/Apr-29	Apr-19/1.668	GBP	6,750,200	17,088

Total				$1,935,561

WRITTEN OPTIONS OUTSTANDING at 1/31/19 (premiums $493,303) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	$6,860,324	GBP	5,230,500	$9,584
Goldman sachs Bank USA
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.53	10,000,000		$10,000,000	33,260
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-19/98.91	10,000,000		10,000,000	21,120
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	4,637,000		4,637,000	1,317
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Feb-19/$97.74	19,000,000		19,000,000	2,983
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.57	3,000,000		3,000,000	89,163
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.72	3,000,000		3,000,000	84,477
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.88	3,000,000		3,000,000	79,791
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.02	3,000,000		3,000,000	75,456
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.18	3,000,000		3,000,000	70,767
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.34	3,000,000		3,000,000	66,081
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.79	2,000,000		2,000,000	34,994
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.95	2,000,000		2,000,000	31,868
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.10	2,000,000		2,000,000	28,744
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.17	2,000,000		2,000,000	27,338
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.33	2,000,000		2,000,000	24,218
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.48	2,000,000		2,000,000	21,102
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/100.11	17,000,000		17,000,000	4,607
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	5,000,000		5,000,000	5
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Feb-19/102.02	5,000,000		5,000,000	445

Total					$707,345

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		$3,099,300	$(121,183)	$(7,190)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647		3,099,300	(121,183)	(30,621)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	21,017
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(14,644)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		$3,076,900	(17,538)	31,907
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		3,076,900	(15,385)	14,554
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(139)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		3,099,300	(121,183)	(7,686)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(11,992)
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035		3,076,900	(15,385)	(14,000)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625		3,076,900	(17,538)	(17,108)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654		3,099,300	(121,183)	(30,218)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		3,076,900	31,692	30,338
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425		3,076,900	31,692	(46,923)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		628,600	(50,382)	2,464
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		628,600	(43,562)	1,528
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(3,161)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005		628,600	(57,203)	(7,153)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725		628,600	(50,382)	(7,549)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(7,847)
1.18/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.18	GBP	1,816,900	(7,908)	(8,007)
(1.98)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.98	GBP	1,816,900	(9,746)	(9,913)
1.234/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/1.234	GBP	3,633,700	(13,307)	(13,392)
(2.034)/3 month GBP-LIBOR-BBA/Feb-29 (Purchased)	Feb-19/2.034	GBP	3,633,700	(18,902)	(19,159)
3.215/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		$1,575,300	183,286	52,552
(3.215)/3 month USD-LIBOR-BBA/Nov-53 (Written)	Nov-23/3.215		1,575,300	183,286	(53,875)
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	29,359
(2.486)/3 month USD-LIBOR-BBA/Jan-22 (Purchased)	Jan-20/2.486		$3,695,600	(17,739)	443
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	75
2.486/3 month USD-LIBOR-BBA/Jan-22 (Purchased)	Jan-20/2.486		3,695,600	(17,739)	(259)
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	(685)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(3,589)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		377,000	(58,284)	(14,548)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(20,749)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(89,224)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		1,859,600	(259,647)	(89,707)
(2.486)/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-22/2.486		3,695,600	35,570	333
2.486/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-22/2.486		3,695,600	35,570	(333)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	30,572
3.00/3 month USD-LIBOR-BBA/Feb-73 (Purchased)	Feb-48/3.00		1,590,200	(193,527)	(350)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(1,614)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	(9,504)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(26,787)
(3.00)/3 month USD-LIBOR-BBA/Jan-49 (Written)	Jan-25/3.00		1,590,200	166,176	2,433
UBS AG
1.72/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	875,100	(152,923)	34,096
(1.72)/6 month EUR-EURIBOR-Reuters/Nov-58 (Purchased)	Nov-28/1.72	EUR	875,100	(152,923)	(28,497)

Unrealized appreciation					251,671

Unrealized (depreciation)					(596,423)

Total					$(344,752)

TBA SALE COMMITMENTS OUTSTANDING at 1/31/19 (proceeds receivable $21,873,125) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 4.50%, 2/1/49	$3,000,000	2/13/19	$3,118,359
Federal National Mortgage Association, 3.50%, 2/1/49	8,000,000	2/13/19	8,041,876
Federal National Mortgage Association, 3.00%, 2/1/49	11,000,000	2/13/19	10,807,500

Total			$21,967,735

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Swap counterparty/ notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Goldman Sachs International
KRW	6,086,000,000	$14,057	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	1.67% — Quarterly	$(15,868)
JPMorgan Chase Bank N.A.
THB	42,200,000	10,306	—	11/16/21	6 month THB-SIBOR-THFX6M — Semiannually	2.07% — Semiannually	11,541

	Upfront premium received		—		Unrealized appreciation		11,541

	Upfront premium (paid)		—		Unrealized (depreciation)		(15,868)

		Total	$—			Total	$(4,327)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$11,073,000	$11,715		$25,259	1/16/21	3 month USD-LIBOR-BBA — Quarterly	2.663% — Semiannually	$35,588
		5,205,500	50,774		(49)	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	85,900
		1,873,000	30,595	(E)	(21)	2/27/28	3 month USD-LIBOR-BBA — Quarterly	3.11% — Semiannually	30,574
		2,188,000	29,862	(E)	(25)	3/7/28	3 month USD-LIBOR-BBA — Quarterly	3.05125% — Semiannually	29,837
		17,108,000	8,161		(41)	4/25/19	3 month USD-LIBOR-BBA — Quarterly	2.547% — Semiannually	98,779
		42,770,000	19,845		(104)	4/26/19	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	254,719
		8,554,000	3,909		(21)	5/1/19	3 month USD-LIBOR-BBA — Quarterly	2.5371% — Semiannually	(5,221)
		949,000	101,656		(32)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	103,064
		4,266,000	184,082		(57)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(187,744)
		8,771,900	339,885		50,176	1/7/29	3.0975% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(290,797)
		17,543,800	586,770		(66,899)	1/7/29	3 month USD-LIBOR-BBA — Quarterly	3.0375% — Semiannually	521,345
		6,153,900	220,593		(87)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(221,432)
		3,396,900	123,912	(E)	(48)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	123,864
		9,230,800	147,499		(14,892)	1/8/29	3 month USD-LIBOR-BBA — Quarterly	2.84% — Semiannually	132,101
		6,153,900	170,426		30,688	1/11/29	2.9725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(139,853)
		6,153,900	105,127		(14,236)	1/11/29	3 month USD-LIBOR-BBA — Quarterly	2.8525% — Semiannually	90,596
		6,153,900	137,774		(18,543)	1/11/29	3 month USD-LIBOR-BBA — Quarterly	2.9125% — Semiannually	119,140
		9,230,800	266,069		58,078	1/15/29	2.985% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(208,087)
		9,230,800	159,822		(22,440)	1/15/29	3 month USD-LIBOR-BBA — Quarterly	2.855% — Semiannually	136,945
		9,230,800	212,945		(39,929)	1/15/29	3 month USD-LIBOR-BBA — Quarterly	2.92% — Semiannually	172,846
		16,151,200	315,691		(58,789)	1/16/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	256,336
		8,075,600	204,264		47,270	1/24/20	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(156,631)
		16,151,200	315,401		(59,435)	1/24/29	3 month USD-LIBOR-BBA — Quarterly	2.88% — Semiannually	255,035
		8,075,600	204,321		47,270	1/16/29	2.945% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(156,986)
		18,461,600	30,923		(9,275)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	20,689
		18,461,600	42,757	(E)	8,792	1/22/21	2.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,965)
		186,100	5,796	(E)	3,914	3/18/49	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,881)
		38,823,200	645,785	(E)	254,645	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(391,140)
		44,288,300	569,680	(E)	296,332	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(273,349)
		70,971,300	228,599	(E)	130,396	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(98,203)
		15,243,000	124,810	(E)	(31,400)	3/20/24	2.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(156,209)
		9,088,000	191,366	(E)	(38,441)	3/20/29	3 month USD-LIBOR-BBA — Quarterly	2.90% — Semiannually	152,925
		2,980,000	37,024		(13,830)	1/14/29	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	22,966
		3,510,000	37,771		(47)	1/2/29	2.7805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(37,498)
		6,629,000	11,223		(88)	1/4/29	2.67785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,219)
		361,000	2,567		(5)	1/14/29	2.74% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,534)
		3,410,000	5,886		(13)	1/16/21	2.698% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,520)
		13,311,000	13,764	(E)	(50)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75299% — Semiannually	13,713
		13,311,000	13,471	(E)	(50)	4/30/20	3 month USD-LIBOR-BBA — Quarterly	2.75072% — Semiannually	13,421
	AUD	2,375,000	22,455		(7)	11/3/22	2.427% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(23,576)
	AUD	2,375,000	24,183		(7)	11/15/22	2.4525% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(25,234)
	AUD	2,782,000	59,167	(E)	(24)	3/7/28	3.395% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(59,191)
	AUD	1,130,000	13,909		3,429	12/19/23	6 month AUD-BBR-BBSW — Semiannually	2.501% — Semiannually	17,593
	AUD	160,000	4,455		449	12/19/28	6 month AUD-BBR-BBSW — Semiannually	2.901% — Semiannually	4,994
	AUD	24,444,000	164,357	(E)	10,256	3/20/24	2.35% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(154,101)
	AUD	4,000	54	(E)	(8)	3/20/29	6 month AUD-BBR-BBSW — Semiannually	2.70% — Semiannually	46
	CAD	2,329,000	11,674		(7)	11/2/22	3 month CAD-BA-CDOR — Semiannually	2.02% — Semiannually	(12,510)
	CAD	2,329,000	9,733		(7)	11/14/22	3 month CAD-BA-CDOR — Semiannually	2.0525% — Semiannually	(10,354)
	CAD	940,000	14,048		3,002	12/19/23	3 month CAD-BA-CDOR — Semiannually	2.651% — Semiannually	16,850
	CAD	1,090,000	25,654		7,091	12/19/28	3 month CAD-BA-CDOR — Semiannually	2.751% — Semiannually	32,612
	CAD	980,000	50,350		(9,510)	12/19/48	3 month CAD-BA-CDOR — Semiannually	2.951% — Semiannually	40,896
	CAD	8,935,000	54,088	(E)	8,796	3/20/24	2.40% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(45,292)
	CAD	4,407,000	40,332	(E)	(12,515)	3/20/29	3 month CAD-BA-CDOR — Semiannually	2.55% — Semiannually	27,818
	CHF	5,702,000	20,137	(E)	(22)	9/21/21	—	0.046% plus 6 month CHF-LIBOR-BBA — Semiannually	(20,159)
	CHF	3,518,000	14,472	(E)	(1,051)	3/20/24	—	0.20% plus 6 month CHF-LIBOR-BBA — Semiannually	(15,523)
	CHF	5,487,000	63,993	(E)	18,769	3/20/29	6 month CHF-LIBOR-BBA — Semiannually	0.35% — Annually	82,763
	EUR	2,376,000	6,214	(E)	(9)	2/18/20	—	0.124% plus 1 Day Euribor rate — Annually	(6,224)
	EUR	2,376,000	6,769	(E)	(9)	2/18/20	—	0.104% plus 1 Day Euribor rate — Annually	(6,778)
	EUR	5,724,000	57,524		(50)	5/4/22	0.21% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(71,986)
	EUR	1,649,000	60,585	(E)	(14)	10/27/27	1.61375% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(60,599)
	EUR	2,854,000	47,066		(28)	1/24/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.378% — Annually	47,449
	EUR	733,000	30,516		(12)	1/24/28	0.976% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(30,730)
	EUR	3,543,000	3,256		(16)	1/24/20	—	0.14% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(3,376)
	EUR	3,564,000	3,896		(17)	1/30/20	—	0.1249% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	(3,952)
	EUR	2,867,000	55,737		(29)	1/30/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.4419% — Annually	55,792
	EUR	735,000	32,260		(12)	1/30/28	0.9987% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(32,306)
	EUR	8,286,700	185,289		(96)	3/21/23	0.503% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(236,567)
	EUR	1,498,000	65,743	(E)	(21)	2/27/28	1.815% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(65,764)
	EUR	5,118,000	20,310	(E)	(22)	9/21/21	6 month EUR-EURIBOR-REUTERS — Semiannually	0.354% — Annually	20,287
	EUR	9,670,000	15,319		14,988	12/19/20	0.101% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	32,203
	EUR	4,190,000	66,749		20,182	12/19/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.401% — Annually	90,553
	EUR	5,880,000	226,924		42,629	12/19/28	6 month EUR-EURIBOR-REUTERS — Semiannually	1.001% — Annually	279,334
	EUR	110,000	11,863		(908)	12/19/48	6 month EUR-EURIBOR-REUTERS — Semiannually	1.601% — Annually	11,226
	EUR	1,134,000	1,542		(5)	10/23/20	—	0.119% plus 6 month EUR-EURIBOR-REUTERS — Annually	(2,078)
	EUR	913,000	14,215		(8)	10/23/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.385% — Annually	16,061
	EUR	234,000	9,496		(4)	10/23/28	1.009% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(10,428)
	EUR	23,772,000	197,160	(E)	(5,381)	3/20/24	6 month EUR-EURIBOR-REUTERS — Semiannually	0.30% — Annually	191,777
	EUR	22,233,000	523,819	(E)	(8,394)	3/20/29	6 month EUR-EURIBOR-REUTERS — Semiannually	0.90% — Annually	515,426
	GBP	1,078,000	42,363	(E)	(20)	1/19/32	1.912% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(42,383)
	GBP	4,903,000	9,460		(15)	9/15/19	6 month GBP-LIBOR-BBA — Semiannually	0.766% — Semiannually	(12,479)
	GBP	981,000	29,536	(E)	(12)	9/22/32	1.863% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(29,548)
	GBP	4,903,000	10,527		6,088	12/20/19	6 month GBP-LIBOR-BBA — Semiannually	0.85% — Semiannually	(5,795)
	GBP	3,100,000	39,802		5,268	12/19/23	6 month GBP-LIBOR-BBA — Semiannually	1.451% — Semiannually	47,123
	GBP	1,130,000	33,516		(3,697)	12/19/28	1.651% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(38,311)
	GBP	4,892,000	43,118	(E)	(17,287)	3/20/24	6 month GBP-LIBOR-BBA — Semiannually	1.40% — Semiannually	25,831
	GBP	5,450,000	86,479	(E)	(34,459)	3/20/29	6 month GBP-LIBOR-BBA — Semiannually	1.55% — Semiannually	52,020
	GBP	362,800	4,173	(E)	(7)	4/16/29	1.52% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(4,179)
	HKD	134,947,000	5,193		(33)	4/23/19	1.955% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(5,806)
	HKD	33,788,000	1,817		(10)	4/24/19	1.965% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(2,005)
	HKD	135,152,000	7,320		(41)	4/24/19	1.96625% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(8,078)
	HKD	168,854,000	10,436		(52)	4/25/19	1.972% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(11,372)
	HKD	67,576,000	4,461		(21)	4/27/19	1.96% — Quarterly	3 month HKD-HIBOR-HKAB — Quarterly	(4,688)
	JPY	176,000,000	6,636		(7)	12/19/22	6 month JPY-LIBOR-BBA — Semiannually	0.09% — Semiannually	6,812
	JPY	88,000,000	13,174		(6)	12/19/27	0.29% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(13,465)
	JPY	176,000,000	9,507		(13)	1/15/23	6 month JPY-LIBOR-BBA — Semiannually	0.135% — Semiannually	9,588
	JPY	88,000,000	18,460		(10)	1/15/28	0.365% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(18,604)
	JPY	176,000,000	10,593		(13)	2/16/23	6 month JPY-LIBOR-BBA — Semiannually	0.148% — Semiannually	11,442
	JPY	88,000,000	18,501		(11)	2/16/28	0.366% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(19,738)
	MXN	6,240,000	3,225		(4)	1/7/27	8.20% — 28 Days	1 month MXN-TIIE-BANXICO — 28 Days	3,274
	MXN	44,355,000	33,221		(19)	6/26/23	1 month MXN-TIIE-BANXICO — 28 Days	7.77% — 28 Days	(34,200)
	NOK	109,803,000	12,251	(E)	(14,637)	3/20/24	1.85% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(26,888)
	NOK	6,632,000	6,008	(E)	992	3/20/29	6 month NOK-NIBOR-NIBR — Semiannually	2.15% — Annually	7,000
	NZD	14,904,000	117,171	(E)	(5,805)	3/20/24	2.35% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(122,976)
	NZD	17,000	223	(E)	28	3/20/29	3 month NZD-BBR-FRA — Quarterly	2.75% — Semiannually	251
	SEK	35,729,000	4,770		(10)	11/10/19	—	0.245% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,711
	SEK	7,320,000	16,928		(6)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.125% — Annually	19,780
	SEK	35,729,000	4,802		(10)	11/10/19	—	0.246% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,752
	SEK	7,320,000	17,274		(6)	11/10/27	3 month SEK-STIBOR-SIDE — Quarterly	1.13% — Annually	20,134
	SEK	35,729,000	4,047		(10)	11/13/19	—	0.2225% plus 3 month SEK-STIBOR-SIDE — Quarterly	1,811
	SEK	7,320,000	19,289		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.16% — Annually	22,168
	SEK	7,320,000	19,116		(6)	11/13/27	3 month SEK-STIBOR-SIDE — Quarterly	1.1575% — Annually	21,990
	SEK	35,729,000	4,280		(10)	11/13/19	—	0.23% plus 3 month SEK-STIBOR-SIDE — Quarterly	2,109
	SEK	7,327,000	30,428		(12)	1/24/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3325% — Annually	30,764
	SEK	28,238,000	37,815		(28)	1/24/23	0.6075% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(38,745)
	SEK	34,905,000	1,312		(16)	1/24/20	0.0925% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	(737)
	SEK	34,380,000	1,049		(16)	1/30/20	0.085% plus 3 month SEK-STIBOR-SIDE — Quarterly	—	(1,057)
	SEK	27,837,000	44,778		(29)	1/30/23	0.66875% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(44,877)
	SEK	7,250,000	33,235		(12)	1/30/28	3 month SEK-STIBOR-SIDE — Quarterly	1.3775% — Annually	33,257
	SEK	10,881,000	18,845		(11)	2/5/23	0.6975% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(28,832)
	SEK	11,780,000	254		(5)	10/23/20	3 month SEK-STIBOR-SIDE — Quarterly	0.035% — Annually	399
	SEK	9,599,000	13,275		(9)	10/23/23	0.6625% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(15,220)
	SEK	2,443,000	8,950		(4)	10/23/28	3 month SEK-STIBOR-SIDE — Quarterly	1.325% — Annually	9,927
	SEK	106,068,000	50,605	(E)	(17,746)	3/20/24	0.55% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(68,352)
	SEK	60,000	80	(E)	21	3/20/29	3 month SEK-STIBOR-SIDE — Quarterly	1.15% — Annually	101

	Total				$573,637				$612,975
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$54,273	$53,264	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(517)
Barclays Bank PLC
200,763	201,123	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	536
144,942	145,202	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	387
4,394,676	4,399,820	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	9,867
226,324	226,523	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	445
32,014	31,992	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(24)
817,504	816,274	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(83)
29,171	28,562	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	373
54,157	53,150	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(516)
19,059	18,271	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(624)
65,924	63,716	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,539
68,646	67,512	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(464)
29,010	28,531	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	(196)
41,243	40,764	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(11)
433	428	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	—
Citibank, N.A.
83,446	83,544	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	187
Credit Suisse International
345,378	346,304	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	1,225
88,164	85,971	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,480)
42,887	42,000	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(544)
11,811	11,565	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(151)
103,440	99,025	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,531)
90,842	86,965	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,101)
192,387	188,811	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,832
48,095	46,484	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,123
Goldman Sachs International
17,926	17,899	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2)
21,505	21,472	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2)
406,173	405,562	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(41)
107,361	105,140	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,361)
51,367	50,295	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(656)
133,615	128,093	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,376)
90,156	86,309	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,077)
70,359	67,451	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,305)
47,315	45,359	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,550)
47,315	45,359	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,550)
79,313	76,657	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,852
15,192	14,973	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(47)
2,937	2,903	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1)
JPMorgan Chase Bank N.A.
83,957	82,396	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(799)
79,313	76,657	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,852
JPMorgan Securities LLC
63,623	62,572	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	430
34,007	33,297	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	434
150,248	147,140	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,905
317,661	304,533	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	10,404

Upfront premium received		—	Unrealized appreciation			34,391

Upfront premium (paid)		—	Unrealized (depreciation)			(27,009)

	Total	$—			Total	$7,382

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	3,610,000	$120,241	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$120,241
EUR	2,256,000	70,384	(50)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	70,329
EUR	1,805,000	64,160	(44)	9/15/37	1.735% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	64,116
EUR	1,354,000	40,921	(33)	8/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	40,888
EUR	1,354,000	15,966	(18)	8/15/27	(1.42%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(15,984)
EUR	1,805,000	26,277	(23)	9/15/27	(1.4475%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(26,301)
EUR	2,256,000	28,735	(29)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(28,764)
EUR	3,610,000	42,646	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(42,646)
EUR	3,435,000	61,838	(40)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(61,878)
EUR	3,435,000	62,620	(40)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(62,660)
EUR	3,435,000	62,884	(41)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(62,924)
EUR	3,435,000	63,143	(41)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(63,184)
GBP	1,807,000	59,747	(39)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	59,708
GBP	506,000	4,211	(12)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(4,223)
GBP	1,409,000	8,346	(33)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(8,378)
GBP	1,084,000	11,076	(26)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(11,101)
GBP	2,024,000	32,169	(48)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(32,218)
	$1,625,000	22,410	(18)	12/6/27	2.19% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	22,393
	1,625,000	22,298	(18)	12/21/27	2.1939% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	22,281
	1,679,000	7,000	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	7,000
	1,459,000	4,218	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	4,218
	1,459,000	3,563	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	3,563
	1,679,000	1,148	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,148)
	1,625,000	8,757	(10)	12/6/22	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(8,767)
	1,625,000	9,615	(10)	12/21/22	(2.068%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(9,625)

Total			$(573)				$(25,064)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,666	$39,000	$5,160	5/11/63	300 bp — Monthly	$(2,471)
	CMBX NA BBB-.6 Index	BBB-/P	5,303	88,000	11,642	5/11/63	300 bp — Monthly	(6,288)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	176,000	23,285	5/11/63	300 bp — Monthly	(12,317)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	—	1,000	23	5/11/63	200 bp — Monthly	(22)
	CMBX NA BB.6 Index	BB/P	37,166	151,000	36,270	5/11/63	500 bp — Monthly	1,042
	CMBX NA BB.7 Index	BB/P	5,415	39,000	5,281	1/17/47	500 bp — Monthly	173
	CMBX NA BB.7 Index	BB/P	8,355	65,000	8,801	1/17/47	500 bp — Monthly	(383)
	CMBX NA BBB-.6 Index	BBB-/P	3,293	25,000	3,308	5/11/63	300 bp — Monthly	—
	CMBX NA BBB-.6 Index	BBB-/P	5,038	45,000	5,954	5/11/63	300 bp — Monthly	(889)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	2,373	105,000	2,363	5/11/63	200 bp — Monthly	51
	CMBX NA A.6 Index	A/P	3,224	166,000	3,735	5/11/63	200 bp — Monthly	(446)
	CMBX NA A.6 Index	A/P	12,962	260,000	5,850	5/11/63	200 bp — Monthly	7,213
	CMBX NA A.6 Index	A/P	85,869	1,692,000	38,070	5/11/63	200 bp — Monthly	48,457
	CMBX NA BB.7 Index	BB/P	8,159	61,000	8,259	1/17/47	500 bp — Monthly	(100)
	CMBX NA BBB-.6 Index	BBB-/P	98	1,000	132	5/11/63	300 bp — Monthly	(34)
	CMBX NA BBB-.6 Index	BBB-/P	202	2,000	265	5/11/63	300 bp — Monthly	(61)
	CMBX NA BBB-.6 Index	BBB-/P	424	4,000	529	5/11/63	300 bp — Monthly	(103)
	CMBX NA BBB-.6 Index	BBB-/P	770	7,000	926	5/11/63	300 bp — Monthly	(152)
	CMBX NA BBB-.6 Index	BBB-/P	3,204	29,000	3,837	5/11/63	300 bp — Monthly	(615)
	CMBX NA BBB-.6 Index	BBB-/P	7,089	63,000	8,335	5/11/63	300 bp — Monthly	(1,210)
	CMBX NA BBB-.6 Index	BBB-/P	12,917	102,000	13,495	5/11/63	300 bp — Monthly	(518)
	CMBX NA BBB-.6 Index	BBB-/P	21,277	155,000	20,507	5/11/63	300 bp — Monthly	861
	CMBX NA BBB-.6 Index	BBB-/P	18,711	177,000	23,417	5/11/63	300 bp — Monthly	(4,603)
	CMBX NA BBB-.6 Index	BBB-/P	23,104	199,000	26,328	5/11/63	300 bp — Monthly	(3,108)
	CMBX NA BBB-.6 Index	BBB-/P	35,741	300,000	39,690	5/11/63	300 bp — Monthly	(3,774)
	CMBX NA BBB-.6 Index	BBB-/P	188,074	1,759,000	232,716	5/11/63	300 bp — Monthly	(43,616)
	CMBX NA BBB-.7 Index	BBB-/P	1,581	20,000	1,052	1/17/47	300 bp — Monthly	541
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,597	69,000	1,553	5/11/63	200 bp — Monthly	71
	CMBX NA A.6 Index	A/P	5,845	89,000	2,003	5/11/63	200 bp — Monthly	3,877
	CMBX NA A.6 Index	A/P	3,656	120,000	2,700	5/11/63	200 bp — Monthly	1,003
	CMBX NA A.6 Index	A/P	6,429	127,000	2,858	5/11/63	200 bp — Monthly	3,621
	CMBX NA A.6 Index	A/P	7,735	152,000	3,420	5/11/63	200 bp — Monthly	4,374
	CMBX NA A.6 Index	A/P	10,274	184,000	4,140	5/11/63	200 bp — Monthly	6,206
	CMBX NA A.6 Index	A/P	9,238	187,000	4,208	5/11/63	200 bp — Monthly	5,103
	CMBX NA A.6 Index	A/P	9,804	199,000	4,478	5/11/63	200 bp — Monthly	5,403
	CMBX NA A.6 Index	A/P	12,002	233,000	5,243	5/11/63	200 bp — Monthly	6,850
	CMBX NA A.6 Index	A/P	8,165	264,000	5,940	5/11/63	200 bp — Monthly	2,328
	CMBX NA A.6 Index	A/P	9,631	307,000	6,908	5/11/63	200 bp — Monthly	2,843
	CMBX NA A.6 Index	A/P	17,515	346,000	7,785	5/11/63	200 bp — Monthly	9,865
	CMBX NA A.6 Index	A/P	18,006	346,000	7,785	5/11/63	200 bp — Monthly	10,355
	CMBX NA BBB-.6 Index	BBB-/P	332	3,000	397	5/11/63	300 bp — Monthly	(63)
	CMBX NA BBB-.6 Index	BBB-/P	947	9,000	1,191	5/11/63	300 bp — Monthly	(238)
	CMBX NA BBB-.6 Index	BBB-/P	1,407	13,000	1,720	5/11/63	300 bp — Monthly	(305)
	CMBX NA BBB-.6 Index	BBB-/P	1,906	14,000	1,852	5/11/63	300 bp — Monthly	62
	CMBX NA BBB-.6 Index	BBB-/P	2,976	27,000	3,572	5/11/63	300 bp — Monthly	(580)
	CMBX NA BBB-.6 Index	BBB-/P	1,826	35,000	4,631	5/11/63	300 bp — Monthly	(2,784)
	CMBX NA BBB-.6 Index	BBB-/P	4,248	38,000	5,027	5/11/63	300 bp — Monthly	(757)
	CMBX NA BBB-.6 Index	BBB-/P	7,899	73,000	9,658	5/11/63	300 bp — Monthly	(1,717)
	CMBX NA BBB-.6 Index	BBB-/P	7,929	73,000	9,658	5/11/63	300 bp — Monthly	(1,686)
	CMBX NA BBB-.6 Index	BBB-/P	6,093	77,000	10,187	5/11/63	300 bp — Monthly	(4,049)
	CMBX NA BBB-.6 Index	BBB-/P	11,382	97,000	12,833	5/11/63	300 bp — Monthly	(1,395)
	CMBX NA BBB-.6 Index	BBB-/P	10,491	154,000	20,374	5/11/63	300 bp — Monthly	(9,793)
	CMBX NA BBB-.6 Index	BBB-/P	21,307	175,000	23,153	5/11/63	300 bp — Monthly	(1,744)
	CMBX NA BBB-.6 Index	BBB-/P	48,302	515,000	68,135	5/11/63	300 bp — Monthly	(19,532)
	CMBX NA BBB-.6 Index	BBB-/P	46,305	616,000	81,497	5/11/63	300 bp — Monthly	(34,832)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	10,168	48,000	11,530	5/11/63	500 bp — Monthly	(1,315)
	CMBX NA BB.6 Index	BB/P	11,006	52,000	12,490	5/11/63	500 bp — Monthly	(1,434)
	CMBX NA A.6 Index	A/P	149	18,000	405	5/11/63	200 bp — Monthly	(249)
	CMBX NA A.6 Index	A/P	2,459	48,000	1,080	5/11/63	200 bp — Monthly	1,397
	CMBX NA A.6 Index	A/P	5,050	111,000	2,498	5/11/63	200 bp — Monthly	2,596
	CMBX NA A.6 Index	A/P	5,740	126,000	2,835	5/11/63	200 bp — Monthly	2,954
	CMBX NA A.6 Index	A/P	4,204	139,000	3,128	5/11/63	200 bp — Monthly	1,130
	CMBX NA A.6 Index	A/P	7,694	142,000	3,195	5/11/63	200 bp — Monthly	4,554
	CMBX NA A.6 Index	A/P	7,129	161,000	3,623	5/11/63	200 bp — Monthly	3,569
	CMBX NA A.6 Index	A/P	11,075	204,000	4,590	5/11/63	200 bp — Monthly	6,564
	CMBX NA A.6 Index	A/P	13,925	275,000	6,188	5/11/63	200 bp — Monthly	7,845
	CMBX NA A.6 Index	A/P	10,728	374,000	8,415	5/11/63	200 bp — Monthly	2,458
	CMBX NA A.6 Index	A/P	15,578	472,000	10,620	5/11/63	200 bp — Monthly	5,142
	CMBX NA BBB-.6 Index	BBB-/P	96	1,000	132	5/11/63	300 bp — Monthly	(36)
	CMBX NA BBB-.6 Index	BBB-/P	96	1,000	132	5/11/63	300 bp — Monthly	(35)
	CMBX NA BBB-.6 Index	BBB-/P	537	5,000	662	5/11/63	300 bp — Monthly	(122)
	CMBX NA BBB-.6 Index	BBB-/P	1,088	7,000	926	5/11/63	300 bp — Monthly	166
	CMBX NA BBB-.6 Index	BBB-/P	1,362	12,000	1,588	5/11/63	300 bp — Monthly	(219)
	CMBX NA BBB-.6 Index	BBB-/P	1,458	13,000	1,720	5/11/63	300 bp — Monthly	(254)
	CMBX NA BBB-.6 Index	BBB-/P	1,974	14,000	1,852	5/11/63	300 bp — Monthly	130
	CMBX NA BBB-.6 Index	BBB-/P	1,985	18,000	2,381	5/11/63	300 bp — Monthly	(386)
	CMBX NA BBB-.6 Index	BBB-/P	2,201	20,000	2,646	5/11/63	300 bp — Monthly	(433)
	CMBX NA BBB-.6 Index	BBB-/P	3,897	30,000	3,969	5/11/63	300 bp — Monthly	(54)
	CMBX NA BBB-.6 Index	BBB-/P	3,951	30,000	3,969	5/11/63	300 bp — Monthly	—
	CMBX NA BBB-.6 Index	BBB-/P	4,154	34,000	4,498	5/11/63	300 bp — Monthly	(324)
	CMBX NA BBB-.6 Index	BBB-/P	6,125	49,000	6,483	5/11/63	300 bp — Monthly	(329)
	CMBX NA BBB-.6 Index	BBB-/P	6,470	58,000	7,673	5/11/63	300 bp — Monthly	(1,170)
	CMBX NA BBB-.6 Index	BBB-/P	7,593	59,000	7,806	5/11/63	300 bp — Monthly	(178)
	CMBX NA BBB-.6 Index	BBB-/P	7,417	64,000	8,467	5/11/63	300 bp — Monthly	(1,013)
	CMBX NA BBB-.6 Index	BBB-/P	9,203	80,000	10,584	5/11/63	300 bp — Monthly	(1,334)
	CMBX NA BBB-.6 Index	BBB-/P	14,388	109,000	14,421	5/11/63	300 bp — Monthly	31
	CMBX NA BBB-.6 Index	BBB-/P	12,891	116,000	15,347	5/11/63	300 bp — Monthly	(2,388)
	CMBX NA BBB-.6 Index	BBB-/P	17,964	150,000	19,845	5/11/63	300 bp — Monthly	(1,794)
	CMBX NA BBB-.6 Index	BBB-/P	34,700	280,000	37,044	5/11/63	300 bp — Monthly	(2,181)
	CMBX NA BBB-.6 Index	BBB-/P	141,447	804,000	106,369	5/11/63	300 bp — Monthly	35,547
	CMBX NA BBB-.7 Index	BBB-/P	209	8,000	421	1/17/47	300 bp — Monthly	(207)
	CMBX NA BBB-.7 Index	BBB-/P	2,657	27,000	1,420	1/17/47	300 bp — Monthly	1,253
	CMBX NA BBB-.7 Index	BBB-/P	4,592	83,000	4,366	1/17/47	300 bp — Monthly	275
	CMBX NA BBB-.7 Index	BBB-/P	4,694	89,000	4,681	1/17/47	300 bp — Monthly	65
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	39	3,000	68	5/11/63	200 bp — Monthly	(27)
	CMBX NA BBB-.6 Index	BBB-/P	1,323	10,000	1,323	5/11/63	300 bp — Monthly	6
	CMBX NA BBB-.6 Index	BBB-/P	3,809	34,000	4,498	5/11/63	300 bp — Monthly	(669)
	CMBX NA BBB-.6 Index	BBB-/P	14,803	126,000	16,670	5/11/63	300 bp — Monthly	(1,793)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	BB/P	11,787	48,000	11,530	5/11/63	500 bp — Monthly	305
	CMBX NA BB.6 Index	BB/P	23,902	97,000	23,299	5/11/63	500 bp — Monthly	697
	CMBX NA BBB-.6 Index	BBB-/P	767	6,000	794	5/11/63	300 bp — Monthly	(23)
	CMBX NA BBB-.6 Index	BBB-/P	1,665	13,000	1,720	5/11/63	300 bp — Monthly	(48)
	CMBX NA BBB-.6 Index	BBB-/P	3,248	25,000	3,308	5/11/63	300 bp — Monthly	(45)
	CMBX NA BBB-.6 Index	BBB-/P	5,023	41,000	5,424	5/11/63	300 bp — Monthly	(378)
	CMBX NA BBB-.6 Index	BBB-/P	9,279	82,000	10,849	5/11/63	300 bp — Monthly	(1,522)
	CMBX NA BBB-.6 Index	BBB-/P	22,049	166,000	21,962	5/11/63	300 bp — Monthly	181

Upfront premium received			1,292,875		Unrealized appreciation			197,164

Upfront premium (paid)			—		Unrealized (depreciation)			(180,145)

	Total		$1,292,875				Total	$17,019
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(8,328)	$51,000	$6,905	1/17/47	(500 bp) — Monthly	$(1,472)
	CMBX NA BB.7 Index	(8,010)	51,000	6,905	1/17/47	(500 bp) — Monthly	(1,154)
	CMBX NA BB.7 Index	(5,853)	29,000	3,927	1/17/47	(500 bp) — Monthly	(1,954)
	CMBX NA BB.7 Index	(1,911)	15,000	2,031	1/17/47	(500 bp) — Monthly	105
	CMBX NA BB.7 Index	(1,006)	6,000	812	1/17/47	(500 bp) — Monthly	(200)
	CMBX NA BB.9 Index	(12,689)	82,000	12,464	9/17/58	(500 bp) — Monthly	(304)
	CMBX NA BB.9 Index	(12,632)	82,000	12,464	9/17/58	(500 bp) — Monthly	(247)
	CMBX NA BB.9 Index	(12,472)	81,000	12,312	9/17/58	(500 bp) — Monthly	(238)
	CMBX NA BB.9 Index	(6,262)	40,000	6,080	9/17/58	(500 bp) — Monthly	(221)
	Credit Suisse International
	CMBX NA BB.10 Index	(10,274)	77,000	9,625	11/17/59	(500 bp) — Monthly	(723)
	CMBX NA BB.10 Index	(5,096)	41,000	5,125	11/17/59	(500 bp) — Monthly	29
	CMBX NA BB.7 Index	(11,473)	650,000	156,130	5/11/63	(500 bp) — Monthly	144,026
	CMBX NA BB.7 Index	(29,146)	158,000	21,393	1/17/47	(500 bp) — Monthly	(7,906)
	CMBX NA BB.7 Index	(21,548)	131,000	17,737	1/17/47	(500 bp) — Monthly	(3,938)
	CMBX NA BB.9 Index	(19,953)	125,000	19,000	9/17/58	(500 bp) — Monthly	(1,075)
	CMBX NA BB.9 Index	(6,293)	41,000	6,232	9/17/58	(500 bp) — Monthly	(61)
	CMBX NA BB.9 Index	(5,544)	36,000	5,472	9/17/58	(500 bp) — Monthly	(107)
	CMBX NA BB.9 Index	(3,285)	21,000	3,192	9/17/58	(500 bp) — Monthly	(113)
	CMBX NA BB.9 Index	(1,289)	9,000	1,368	9/17/58	(500 bp) — Monthly	71
	Goldman Sachs International
	CMBX NA BB.6 Index	(22,608)	221,000	53,084	5/11/63	(500 bp) — Monthly	30,261
	CMBX NA BB.7 Index	(6,053)	40,000	5,416	1/17/47	(500 bp) — Monthly	(676)
	CMBX NA BB.7 Index	(45,077)	222,000	30,059	1/17/47	(500 bp) — Monthly	(15,234)
	CMBX NA BB.7 Index	(16,057)	98,000	13,269	1/17/47	(500 bp) — Monthly	(2,883)
	CMBX NA BB.9 Index	(478)	3,000	456	9/17/58	(500 bp) — Monthly	(25)
	CMBX NA BB.9 Index	(320)	2,000	304	9/17/58	(500 bp) — Monthly	(18)
	CMBX NA BB.9 Index	(319)	2,000	304	9/17/58	(500 bp) — Monthly	(17)
	CMBX NA BB.9 Index	(319)	2,000	304	9/17/58	(500 bp) — Monthly	(17)
	CMBX NA BB.9 Index	(158)	1,000	152	9/17/58	(500 bp) — Monthly	(7)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(10,662)	55,000	7,447	1/17/47	(500 bp) — Monthly	(3,269)
	CMBX NA BB.7 Index	(8,305)	52,000	7,041	1/17/47	(500 bp) — Monthly	(1,314)
	CMBX NA BB.7 Index	(7,673)	48,000	6,499	1/17/47	(500 bp) — Monthly	(1,221)
	CMBX NA BB.6 Index	(9,842)	70,000	16,814	5/11/63	(500 bp) — Monthly	6,904
	CMBX NA BB.6 Index	(4,786)	36,000	8,647	5/11/63	(500 bp) — Monthly	3,826
	CMBX NA BB.6 Index	(575)	4,000	961	5/11/63	(500 bp) — Monthly	382
	CMBX NA BB.7 Index	(20,201)	118,000	15,977	1/17/47	(500 bp) — Monthly	(4,338)
	CMBX NA BB.7 Index	(12,710)	64,000	8,666	1/17/47	(500 bp) — Monthly	(4,107)
	CMBX NA BB.7 Index	(10,619)	59,000	7,989	1/17/47	(500 bp) — Monthly	(2,688)
	CMBX NA BB.7 Index	(9,236)	59,000	7,989	1/17/47	(500 bp) — Monthly	(1,304)
	CMBX NA BB.7 Index	(9,257)	57,000	7,718	1/17/47	(500 bp) — Monthly	(1,595)
	CMBX NA BB.7 Index	(8,010)	51,000	6,905	1/17/47	(500 bp) — Monthly	(1,154)
	CMBX NA BB.7 Index	(9,339)	48,000	6,499	1/17/47	(500 bp) — Monthly	(2,887)
	CMBX NA BB.7 Index	(9,243)	47,000	6,364	1/17/47	(500 bp) — Monthly	(2,925)
	CMBX NA BB.7 Index	(407)	3,000	406	1/17/47	(500 bp) — Monthly	(4)
	CMBX NA BB.9 Index	(1,698)	12,000	1,824	9/17/58	(500 bp) — Monthly	114
	CMBX NA BB.9 Index	(947)	6,000	912	9/17/58	(500 bp) — Monthly	(41)
	CMBX NA BB.9 Index	(565)	4,000	608	9/17/58	(500 bp) — Monthly	39
	CMBX NA BB.9 Index	(468)	3,000	456	9/17/58	(500 bp) — Monthly	(15)
	CMBX NA BB.9 Index	(153)	1,000	152	9/17/58	(500 bp) — Monthly	(2)
	CMBX NA BBB-.7 Index	(5,768)	86,000	4,524	1/17/47	(300 bp) — Monthly	(1,295)
	CMBX NA BBB-.7 Index	(1,586)	27,000	1,420	1/17/47	(300 bp) — Monthly	(181)
	CMBX NA BBB-.7 Index	(1,030)	14,000	736	1/17/47	(300 bp) — Monthly	(302)
	CMBX NA BBB-.7 Index	(1,030)	14,000	736	1/17/47	(300 bp) — Monthly	(302)
	CMBX NA BBB-.7 Index	(723)	8,000	421	1/17/47	(300 bp) — Monthly	(307)
	Merrill Lynch International
	CMBX NA BB.7 Index	(41,809)	241,000	32,631	1/17/47	(500 bp) — Monthly	(9,412)
	CMBX NA BB.9 Index	(12,982)	83,000	12,616	9/17/58	(500 bp) — Monthly	(447)
	CMBX NA BB.9 Index	(1,473)	10,000	1,520	9/17/58	(500 bp) — Monthly	37
	CMBX NA BB.9 Index	(1,569)	10,000	1,520	9/17/58	(500 bp) — Monthly	(59)
	CMBX NA BB.9 Index	(1,171)	8,000	1,216	9/17/58	(500 bp) — Monthly	37
	CMBX NA BB.9 Index	(1,224)	8,000	1,216	9/17/58	(500 bp) — Monthly	(16)
	CMBX NA BBB-.7 Index	(1,311)	16,000	842	1/17/47	(300 bp) — Monthly	(479)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(23,008)	114,000	15,436	1/17/47	(500 bp) — Monthly	(7,683)
	CMBX NA BB.7 Index	(19,507)	97,000	13,134	1/17/47	(500 bp) — Monthly	(6,468)
	CMBX NA BB.7 Index	(18,319)	95,000	12,863	1/17/47	(500 bp) — Monthly	(5,548)
	CMBX NA BB.9 Index	(1,504)	10,000	1,520	9/17/58	(500 bp) — Monthly	6
	CMBX NA BB.9 Index	(864)	6,000	912	9/17/58	(500 bp) — Monthly	42

Upfront premium received		—			Unrealized appreciation		185,879

	Upfront premium (paid)	(544,027)			Unrealized (depreciation)		(97,953)

	Total	$(544,027)				Total	$87,926
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 31 Index	$49,473	$675,220	$40,852	12/20/23	(500 bp) — Quarterly	$4,588

	Total	$49,473					$4,588
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
ZAR	South African Rand
	Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $224,666,549.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
	Short-term investments
	Putnam Short Term Investment Fund**	$9,186,921	$12,504,193	$15,553,058	$33,393	$6,138,056

	Total Short-term investments	$9,186,921	$12,504,193	$15,553,058	$33,393	$6,138,056
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $414,228.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $901,462.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,909,203.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $40,538,520 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.5%
	Japan	13.7
	Italy	4.6
	France	3.7
	Canada	2.7
	United Kingdom	2.7
	Supra-Nation	1.7
	Mexico	1.6
	Greece	1.6
	Switzerland	1.3
	Spain	1.3
	Netherlands	0.9
	Brazil	0.8
	Australia	0.8
	Belgium	0.8
	Bermuda	0.5
	Indonesia	0.5
	South Africa	0.5
	Other	3.8

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $873,816 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $901,462 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,632,000	$—
Corporate bonds and notes	—	65,657,420	—
Foreign government and agency bonds and notes	—	86,295,731	—
Mortgage-backed securities	—	53,557,017	—
Purchased options outstanding	—	730,518	—
Purchased swap options outstanding	—	2,710,110	—
U.S. government and agency mortgage obligations	—	19,183,759	—
U.S. treasury obligations	—	232,769	—
Short-term investments	6,248,056	5,561,047	—

Totals by level	$6,248,056	$238,560,371	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$15,498	$—
Futures contracts	781,910	—	—
Written options outstanding	—	(707,345)	—
Written swap options outstanding	—	(1,935,561)	—
Forward premium swap option contracts	—	(344,752)	—
TBA sale commitments	—	(21,967,735)	—
Interest rate swap contracts	—	35,011	—
Total return swap contracts	—	(17,109)	—
Credit default contracts	—	(688,788)	—

Totals by level	$781,910	$(25,610,781)	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$631,953	$1,320,741
Foreign exchange contracts	781,553	710,877
Interest rate contracts	9,750,999	8,553,395

Total	$11,164,505	$10,585,013
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$82,300,000
Purchased currency option contracts (contract amount)	$14,800,000
Purchased swap option contracts (contract amount)	$354,100,000
Written TBA commitment option contracts (contract amount)	$119,800,000
Written currency option contracts (contract amount)	$12,000,000
Written swap option contracts (contract amount)	$296,600,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$173,800,000
OTC interest rate swap contracts (notional)	$6,800,000
Centrally cleared interest rate swap contracts (notional)	$828,400,000
OTC total return swap contracts (notional)	$9,100,000
Centrally cleared total return swap contracts (notional)	$59,000,000
OTC credit default contracts (notional)	$19,400,000
Centrally cleared credit default contracts (notional)	$680,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019